S000062249 [Member] Expense Example - TCW METWEST Investment Grade Credit Fund	Mar. 31, 2026 USD ($)
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 50
Expense Example, with Redemption, 3 Years	300
Expense Example, with Redemption, 5 Years	569
Expense Example, with Redemption, 10 Years	1,339
Class M
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	72
Expense Example, with Redemption, 3 Years	385
Expense Example, with Redemption, 5 Years	721
Expense Example, with Redemption, 10 Years	$ 1,671